MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2011
MATERIAL RELATED PARTY DISCLOSURE
24.	MATERIAL RELATED PARTY DISCLOSURE

During the year ended December 31, 2009, 2010 and 2011, the Group recognized net sales of $12,455, $7,495 and $5,783 from G.M.I. Technology Inc. ("GMI") respectively.  As of December 31, 2010 and 2011, amount due from a related party represented an account receivable from GMI of $559 and $9 respectively.  GMI's president is an immediate family member of one of the Group's Director.

As of December 31, 2010 and 2011, the Group had an amount due from an equity method investee, Beijing Actions, of $94 and $64, respectively.